Contingent Liabilities and Commitments (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Contingent Liabilities and Commitments

	30 June 2019 £m	31 December 2018 £m
Guarantees given to third parties	1,055	1,611
Formal standby facilities, credit lines and other commitments	41,866	40,126

	42,921	41,737